Columbia Select Mid Cap Growth Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 8.9%
Entertainment 5.7%
Spotify Technology SA(a)	121,793	58,090,389
Take-Two Interactive Software, Inc.(a)	100,126	18,861,736
TKO Group Holdings, Inc.(a)	201,057	27,737,824
Total		104,689,949
Interactive Media & Services 0.5%
Reddit, Inc., Class A(a)	62,604	8,807,757
Media 2.7%
Trade Desk, Inc. (The), Class A(a)	380,185	48,872,781
Total Communication Services		162,370,487
Consumer Discretionary 17.8%
Hotels, Restaurants & Leisure 11.3%
Churchill Downs, Inc.	72,562	10,311,786
Domino’s Pizza, Inc.	53,719	25,580,451
Flutter Entertainment PLC(a)	122,386	33,817,699
Hilton Worldwide Holdings, Inc.	141,960	35,978,342
Royal Caribbean Cruises Ltd.	86,557	21,125,101
Texas Roadhouse, Inc.	100,347	20,598,229
Viking Holdings Ltd.(a)	555,846	25,819,047
Wingstop, Inc.	99,105	32,582,751
Total		205,813,406
Household Durables 3.0%
PulteGroup, Inc.	199,688	27,011,796
SharkNinja, Inc.(a)	272,151	27,364,783
Total		54,376,579
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	122,305	34,475,333
Valvoline, Inc.(a)	736,991	29,265,913
Total		63,741,246
Total Consumer Discretionary		323,931,231
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 3.8%
Casey’s General Stores, Inc.	71,303	30,010,719
Sprouts Farmers Market, Inc.(a)	259,158	40,034,728
Total		70,045,447
Total Consumer Staples		70,045,447
Energy 4.2%
Energy Equipment & Services 1.7%
TechnipFMC PLC	1,002,099	31,435,846
Oil, Gas & Consumable Fuels 2.5%
Targa Resources Corp.	219,855	44,916,376
Total Energy		76,352,222
Financials 4.6%
Capital Markets 4.0%
Ares Management Corp., Class A	100,720	17,800,246
LPL Financial Holdings, Inc.	169,758	55,196,814
Total		72,997,060
Financial Services 0.6%
Toast, Inc., Class A(a)	236,993	10,318,675
Total Financials		83,315,735
Health Care 10.4%
Biotechnology 2.3%
Insmed, Inc.(a)	96,571	7,258,276
Natera, Inc.(a)	204,820	34,364,700
Total		41,622,976
Health Care Equipment & Supplies 2.3%
Glaukos Corp.(a)	180,673	25,953,677
ICU Medical, Inc.(a)	94,718	15,529,963
Total		41,483,640
Health Care Providers & Services 1.2%
Chemed Corp.	36,563	20,928,296

Columbia Select Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 4.6%
Bio-Techne Corp.	578,783	43,617,087
Waters Corp.(a)	48,771	18,763,179
West Pharmaceutical Services, Inc.	67,664	22,036,811
Total		84,417,077
Total Health Care		188,451,989
Industrials 22.4%
Aerospace & Defense 3.9%
Axon Enterprise, Inc.(a)	73,693	47,676,423
BWX Technologies, Inc.	79,335	10,380,985
Howmet Aerospace, Inc.	109,601	12,974,566
Total		71,031,974
Building Products 1.2%
Builders FirstSource, Inc.(a)	54,100	10,088,027
Trex Company, Inc.(a)	157,285	11,801,093
Total		21,889,120
Electrical Equipment 6.5%
Generac Holdings, Inc.(a)	150,928	28,404,650
Hubbell, Inc.	59,492	27,371,674
Vertiv Holdings Co.	490,270	62,558,452
Total		118,334,776
Ground Transportation 5.6%
Saia, Inc.(a)	85,200	48,485,616
XPO, Inc.(a)	345,069	52,591,966
Total		101,077,582
Machinery 2.0%
RBC Bearings, Inc.(a)	108,125	36,233,769
Trading Companies & Distributors 3.2%
FTAI Aviation Ltd.	345,280	58,290,170
Total Industrials		406,857,391
Information Technology 21.3%
Electronic Equipment, Instruments & Components 1.4%
Coherent Corp.(a)	245,760	24,615,322
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.9%
Cloudflare, Inc.(a)	212,944	21,258,199
MongoDB, Inc.(a)	125,576	40,497,004
Snowflake, Inc., Class A(a)	51,991	9,088,027
Total		70,843,230
Semiconductors & Semiconductor Equipment 6.6%
Astera Labs, Inc.(a)	534,076	55,143,347
Entegris, Inc.	188,930	19,956,676
Onto Innovation, Inc.(a)	111,493	18,304,921
Universal Display Corp.	163,102	26,833,541
Total		120,238,485
Software 9.4%
AppLovin Corp.(a)	158,161	53,260,717
CyberArk Software Ltd.(a)	32,946	10,658,360
Datadog, Inc., Class A(a)	121,711	18,591,355
Fair Isaac Corp.(a)	8,225	19,534,622
HubSpot, Inc.(a)	24,964	18,000,292
Klaviyo, Inc.(a)	259,670	9,644,144
Manhattan Associates, Inc.(a)	71,948	20,536,837
Procore Technologies, Inc.(a)	257,393	20,900,312
Total		171,126,639
Total Information Technology		386,823,676
Materials 2.4%
Construction Materials 1.3%
Vulcan Materials Co.	80,606	23,225,007
Metals & Mining 1.1%
Carpenter Technology Corp.	105,955	20,559,508
Total Materials		43,784,515
Real Estate 0.6%
Real Estate Management & Development 0.6%
CoStar Group, Inc.(a)	141,930	11,544,586
Total Real Estate		11,544,586
Columbia Select Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.3%
Independent Power and Renewable Electricity Producers 2.3%
Vistra Corp.	264,921	42,344,973
Total Utilities		42,344,973
Total Common Stocks (Cost $1,311,511,438)		1,795,822,252

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	24,758,557	24,753,606
Total Money Market Funds (Cost $24,752,215)		24,753,606
Total Investments in Securities (Cost: $1,336,263,653)		1,820,575,858
Other Assets & Liabilities, Net		(1,644,753)
Net Assets		1,818,931,105
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	25,646,616	167,435,937	(168,328,506)	(441)	24,753,606	(791)	168,955	24,758,557
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Mid Cap Growth Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT194_08_R01_(01/25)